Financial commitments and contingent liabilities - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2020 GBP (£)	Mar. 31, 2020 GBP (£) claims	Mar. 27, 2019 GBP (£)	Feb. 11, 2019 defendant
Milan Public Prosecutor prosecutions
Disclosure of Financial Commitments [Line Items]
Number of named defendants | defendant				23
ICMS | Brazil
Disclosure of Financial Commitments [Line Items]
Number of cases filed | claims		33
Value of claim		£ 147,000,000
Assessment cancelled	£ 25,000,000
Current value of cases for retained business		£ 14,000,000
ICMS | Minas Gerais
Disclosure of Financial Commitments [Line Items]
Number outlier cases filed | claims		1
FUST/FUNTTEL | Brazil
Disclosure of Financial Commitments [Line Items]
Overall liability		£ 18,000,000
Number of pending cases | claims		62
Current value of cases for retained business		£ 6,000,000
8.625 Percentage Bond Due 2020
Disclosure of Financial Commitments [Line Items]
Loans and borrowings, face amount			£ 300,000,000
Loans and borrowings, interest rate			8.625%
5.75% Bond Due December 2028
Disclosure of Financial Commitments [Line Items]
Loans and borrowings, face amount		£ 600,000,000	£ 600,000,000
Loans and borrowings, interest rate		5.75%	5.75%